Note 7 - Accounting Policies and New Standards Adopted (Tables)	12 Months Ended
Mar. 31, 2020
Statement Line Items [Line Items]
Explanation of difference between operating lease commitments disclosed applying IAS 17 and lease liabilities recognised at date of initial application of IFRS 16 [text block]
Total operating lease commitments disclosed as at March 31, 2019	$21,243
Short-term leases and other minor adjustments	(707)
Operating lease liabilities before discounting	20,536
Discounted using the incremental borrowing rate	(2,011)
Total lease liabilities recognized under IFRS 16 as at April 1, 2019	$18,525

Disclosure of impact of adoption of agenda paper 11 [text block]
	Year Ended	Year Ended
	March 31, 2020	March 31, 2019
Adjustment of physical forward contracts and options at market (i)	$72,805	$(174,310)
Realized gain (loss) on financial swap contracts and options (ii)	(97,191)	90,534
Realized loss of derivative instruments	$(24,386)	$(83,776)